Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Research and Development and Collaborative Arrangements (Detail) - USD ($)
			1 Months Ended						3 Months Ended	12 Months Ended
		Oct. 31, 2013	Dec. 31, 2016	May 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements	[1]									$ 52,824,000,000	$ 48,851,000,000	$ 49,605,000,000
Cost of sales	[1],[2]									(12,329,000,000)	(9,648,000,000)	(9,577,000,000)
Selling, informational and administrative expenses	[1],[2]									(14,837,000,000)	(14,809,000,000)	(14,097,000,000)
Research and development expenses	[1],[2]									(7,872,000,000)	(7,690,000,000)	(8,393,000,000)
Other income/(deductions)—net	[1]									(3,655,000,000)	(2,860,000,000)	(1,009,000,000)
NovaQuest Co-Investment Fund II, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount refunded to NovaQuest			$ 31,300,000
Maximum funding amount				$ 250,000,000
Percentage of costs to be reimbursed				40.00%
Reduction to research and development expense										180,300,000
NovaQuest Co-Investment Fund V, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount					$ 200,000,000
Percentage of costs to be reimbursed					100.00%
Reduction to research and development expense										46,600,000
Research and development, contingent payments, maximum exposure					$ 267,000,000
Period to pay royalties					8 years
RPI Finance Trust [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount						$ 300,000,000
Percentage of costs to be reimbursed						100.00%
Reduction to research and development expense										44,900,000
Research and development, contingent payments, maximum exposure						$ 250,000,000
Period to pay royalties						7 years
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements										2,405,000,000	1,956,000,000	1,743,000,000
Cost of sales	[3]									(315,000,000)	(282,000,000)	(280,000,000)
Selling, informational and administrative expenses	[4]									(5,000,000)	(287,000,000)	(268,000,000)
Research and development expenses	[5]									64,000,000	(330,000,000)	(1,210,000,000)
Other income/(deductions)—net	[6]									542,000,000	482,000,000	518,000,000
Upfront payments and milestone payments										15,000,000	310,000,000	1,200,000,000
Collaborative arrangement sales based milestones payments											20,000,000	80,000,000
Collaborative Arrangement [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments										120,000,000
Collaborative Arrangement [Member] | OPKO Health, Inc. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments								$ 295,000,000
Potential milestone payments								$ 275,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payments										2,000,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments												1,200,000,000
Collaborative Arrangement [Member] | Deferred Revenue [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments							$ 200,000,000
Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments							$ 200,000,000
Collaborative Arrangement, Product [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Revenues	[7]									659,000,000	644,000,000	786,000,000
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Alliance revenues	[8]									$ 1,746,000,000	$ 1,312,000,000	957,000,000
Royalty revenue, term		36 months
Collaborative Arrangement, Co-promotion [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments												$ 309,000,000
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments									$ 850,000,000

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $15 million in 2016, $310 million in 2015 (primarily related to our collaboration with OPKO, see below) and $1.2 billion in 2014 (related to our collaboration with Merck KGaA, see below). 2016 also includes a $120 million reimbursement related to our collaboration with Lilly (see below).
[6]	In 2016, 2015 and 2014, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, the co-promotion term of the collaboration agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period thereafter until October 31, 2016.
[7]	Represents sales to our partners of products manufactured by us.
[8]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increase in 2016 reflects an increase in alliance revenues from Eliquis and the inclusion of Xtandi revenues resulting from the acquisition of Medivation in September 2016, partially offset by the expiration of the Rebif co-promotion collaboration at the end of 2015. The increase in 2015 reflects an increase in alliance revenues from Eliquis, partially offset by Spiriva (as a result of the expiration of the co-promotion collaboration in the U.S. and certain European countries during 2014).